Note 9 - Subsequent Events (Details Textual) - USD ($)	Oct. 26, 2018	Oct. 03, 2018	Jun. 28, 2018	Oct. 04, 2016	Sep. 30, 2018	Sep. 28, 2018	Dec. 31, 2017
Stock Issued During Period, Shares, New Issues				400,000
Helomics Holding Corp. [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			1,100,000
Convertible Preferred Stock Held, Conversion Feature, Percent			20.00%
Helomics Holding Corp. [Member] | Common Stock [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			7,500,000
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 609.38		$ 609.38
Subsequent Event [Member] | Helomics Holding Corp. [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,100,000
Convertible Preferred Stock Held, Conversion Feature, Percent	20.00%
Subsequent Event [Member] | Helomics Holding Corp. [Member] | Common Stock [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	7,500,000
Subsequent Event [Member] | Helomics Holding Corp. [Member] | Common Stock [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	4,000,000
Subsequent Event [Member] | Helomics Holding Corp. [Member] | Series D Preferred Stock [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	3,500,000
Subsequent Event [Member] | Warrants in Connection with Convertible Promissory Note [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,336,805	1,071,776
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.155
Warrants and Rights Outstanding, Term		5 years
Subsequent Event [Member] | Inducement Common Stock Issued in Connection with Convertible Promissory Notes [Member]
Stock Issued During Period, Shares, New Issues		650,000
Securities Purchase Agreements [Member] | Convertible Promissory Note [Member]
Debt Instrument, Face Amount						$ 2,297,727.50
Securities Purchase Agreements [Member] | Convertible Promissory Note [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount	$ 2,865,909
Proceeds from Notes Payable, Net		$ 1,815,000
Proceeds from Notes Payable, Total	$ 500,000	$ 2,000,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Term		1 year
Debt Instrument, Convertible, Conversion Price, Percentage of Lowers Volume-weighted Average Price of Common Stock		70.00%
Conversion Shares, Sum of Number of Conversion Shares Plus Inducement Shares		2,678,328
Securities Purchase Agreements [Member] | Convertible Promissory Note [Member] | Subsequent Event [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price		$ 1